Other Income (Tables)	12 Months Ended
Nov. 30, 2024
Other Income [Abstract]
Schedule of Other Income
	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Government grant	215,000	—	—	—
Bank interest income	2,446	474,720	1,936,131	11,443
Sundry income	62,795	99,407	89,036	248,845
Exchange gain (or loss)	—	—	(498,985)	(64,133)
Total	280,241	574,127	1,526,182	196,155